UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22211
______________________________________________

IVA Fiduciary Trust
______________________________________________________________________________
(Exact name of registrant as specified in charter)

717 Fifth Avenue
10th Floor
New York, NY 10022
______________________________________________________________________________
(Address of principal executive offices)(Zip code)

Michael W. Malafronte
c/o IVA Fiduciary Trust
717 Fifth Avenue
10th Floor
New York, NY 10022
(Name and Address of Agent for Service)

Copies to:

Michael S. Caccese, Esq. K&L Gates LLP State Street Financial Center One Lincoln Street Boston, Massachusetts 02111-2950	Brian F. Link, Esq. State Street Bank and Trust Company Mail Code: JHT 1593 200 Clarendon Street Boston, MA 02116

Registrant’s telephone number, including area code:    (212) 584-3570

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

Item 1.      Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2013

Shares	Description	Fair Value

COMMON STOCKS — 51.3%
Belgium — 0.3%
281,848	Sofina SA	$32,100,839

Brazil — 0.4%
2,460,639	Itaú Unibanco Holding SA, ADR	33,390,871
China — 0.6%
15,826,640	Clear Media Ltd. (a)	13,552,338
17,593,000	Digital China Holdings Ltd.	20,736,884
25,576,000	Uni-President China Holdings Ltd.	26,188,494

		60,477,716

Finland — 0.2%
429,971	Kesko Oyj, ‘B’ Shares	15,859,005

France — 7.3%
753,535	Alten	34,209,042
124,024	Bolloré	72,794,912
1,095	Bolloré NV (b)	629,671
434,240	Cap Gemini SA	29,349,461
603,762	Carrefour SA	23,929,442
257,540	Ciments Français SA	19,589,115
472,857	Danone	34,034,635
1,285,996	Eutelsat Communications SA	40,097,646
38,935	Financière de l’Odet SA	44,103,655
97,856	Financière Marc de Lacharriere SA (a)	6,246,388
3,185,246	GDF Suez SA	74,909,280
793,254	Lagardère SCA	29,486,359
92,497	Robertet SA (a)	22,904,652
60,007	Séché Environnement SA	2,318,874
676,143	Sodexo SA	68,497,682
688,271	Teleperformance	41,940,897
672,369	Thales SA	43,288,952
1,106,048	Total SA, ADR	67,767,561
1,544,406	Vivendi SA	40,697,448

		696,795,672

Germany — 0.5%
364,683	Siemens AG	49,828,059

Japan — 8.4%
5,415,600	Astellas Pharma Inc.	320,887,199
1,535,300	Azbil Corp.	35,798,326
1,435,600	Benesse Holdings Inc.	57,664,592
2,234,000	Cosel Co., Ltd. (a)(c)	25,955,606
944,700	Icom Inc. (a)(c)	22,837,367
594,170	Kose Corp.	18,874,742
213,800	Medikit Co., Ltd. (a)	6,170,958
1,074,100	Meitec Corp.	29,127,834
3,128,504	Miura Co., Ltd. (c)	78,223,463
351,600	Nifco Inc.	9,322,252
183,800	Nitto Kohki Co., Ltd.	3,299,568
1,184,300	NTT DoCoMo, Inc.	19,458,231
436,900	Okinawa Cellular Telephone Co.	11,447,400
683,300	Secom Co., Ltd.	41,263,596
367,488	Shofu Inc.	3,057,062
113,200	Sugi Holdings Co., Ltd.	4,601,034
262,500	Techno Medica Co., Ltd.	5,282,021
671,500	Temp Holdings Co., Ltd.	17,856,566
2,925,800	Toho Co., Ltd.	64,390,378

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2013

Shares	Description	Fair Value

Japan — 8.4% (continued)
6,060,600	Yahoo Japan Corp.	$33,758,410

		809,276,605

Malaysia — 2.1%
148,186,000	Genting Malaysia Berhad	198,154,383

Norway — 0.3%
3,603,665	Orkla ASA	28,165,583

Singapore — 0.0%
148,325	United Overseas Bank Ltd.	2,496,472

South Africa — 0.5%
6,006,359	Net 1 U.E.P.S. Technologies Inc. (b)(c)	52,435,514

South Korea — 2.4%
262,585	E-Mart Co., Ltd.	66,562,611
2,221,840	Kangwon Land, Inc.	65,200,166
37,054	Lotte Chilsung Beverage Co., Ltd.	53,561,804
27,171	Lotte Confectionery Co., Ltd.	49,232,185

		234,556,766

Switzerland — 4.0%
68,115	APG SGA SA	19,004,543
4,220,716	Nestlé SA	309,834,091
116,420	Schindler Holding AG	17,181,177
2,172,472	UBS AG	41,386,287

		387,406,098

Taiwan — 0.1%
2,561,000	Taiwan Secom Co., Ltd.	6,427,527

United Kingdom — 0.6%
5,597,484	Millennium & Copthorne Hotels Plc	55,614,919

United States — 23.6%
1,237,876	Amdocs Ltd.	51,050,006
958,804	American Capital Agency Corp.	18,495,329
2,398,368	Annaly Capital Management Inc.	23,911,729
806,726	Aon Plc	67,676,244
1,400,704	Baker Hughes Inc.	77,402,903
1,339	Berkshire Hathaway Inc., Class ‘A’ (b)	238,208,100
100,464	Berkshire Hathaway Inc., Class ‘B’ (b)	11,911,012
616,358	Cimarex Energy Co.	64,662,118
899,866	CVS Caremark Corp.	64,403,410
4,097,287	Devon Energy Corp.	253,499,147
3,102,016	DeVry Education Group Inc.	110,121,568
1,044,320	Energen Corp.	73,885,640
3,278,171	Expeditors International of Washington Inc.	145,059,067
266,653	Goldman Sachs Group, Inc.	47,266,911
18,331	Google Inc., Class ‘A’ (b)	20,543,735
94,753	Graham Holdings Co., Class ‘B’	62,851,560
1,341,896	Hewlett-Packard Co.	37,546,250
3,032,782	Ingram Micro Inc., Class ‘A’ (b)	71,149,066
511,705	Laredo Petroleum Holdings Inc. (b)	14,169,111
1,363,042	Liberty Interactive Corp., Series ‘A’ (b)	40,005,283
690,229	Marsh & McLennan Cos., Inc.	33,379,474
105,396	MasterCard Inc., Class ‘A’	88,054,142
2,999,705	Microsoft Corp.	112,278,958
32,046	National CineMedia, Inc.	639,638
273,079	News Corp., Class ‘B’ (b)	4,868,999

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2013

Shares		Description	Fair Value

United States — 23.6% (continued)
1,082,005		Occidental Petroleum Corp.	$102,898,676
5,687,640		Oracle Corp.	217,609,106
929,643		Rosetta Resources Inc. (b)	44,660,050
668,659		Sealed Air Corp.	22,767,839
3,645,033		Spansion, Inc., Class ‘A’ (b)(c)	50,629,508
1,088,980		Teradata Corp. (b)	49,537,700
1,092,319		Twenty-First Century Fox Inc., Class ‘B’	37,794,237

			2,258,936,516

		TOTAL COMMON STOCKS
		(Cost — $3,637,322,188)	4,921,922,545

PREFERRED STOCKS — 1.1%
United States — 1.1%
303,483	USD	American Capital Agency Corp., Series ‘A’, 8% due 4/5/2017 (d)	7,662,946
		Annaly Capital Management Inc.:
746,425	USD	Series ‘C’, 7.625% due 5/16/2017 (d)	16,533,314
1,107,637	USD	Series ‘D’, 7.5% due 9/13/2017 (d)	24,368,014
429,375	USD	Apollo Residential Mortgage Inc., Series ‘A’, 8% due 9/20/2017 (d)	9,253,031
382,712	USD	Capstead Mortgage Corp., Series ‘E’, 7.5% due 5/13/2018 (d)	8,741,142
		CYS Investments Inc.:
158,314	USD	Series ‘A’, 7.75% due 8/3/2017 (d)	3,291,348
495,508	USD	Series ‘B’, 7.5% due 4/30/2018 (d)	9,806,103
753,000	USD	Hatteras Financial Corp., Series ‘A’, 7.625% due 8/27/2017 (d)	15,556,980
383,497	USD	MFA Financial Inc., Series ‘B’, 7.5% due 4/15/2018 (d)	8,398,584

		TOTAL PREFERRED STOCKS
		(Cost — $111,429,822)	103,611,462

CONVERTIBLE PREFERRED STOCKS — 0.4%
United States — 0.4%
36,288	USD	Bank of America Corp., Series ‘L’, 7.25%	38,501,568

		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost — $28,023,838)	38,501,568

Principal
Amount

CORPORATE NOTES & BONDS — 6.7%
France — 3.9%
		Wendel:
35,100,000	EUR	4.875% due 5/26/2016 (e)	51,676,799
116,950,000	EUR	4.375% due 8/9/2017	172,574,949
95,400,000	EUR	6.75% due 4/20/2018	152,107,841

			376,359,589

Norway — 0.3%
22,583,447	USD	Golden Close Maritime Corp. Ltd., 11% due 12/9/2015 (a)	23,797,307

Switzerland — 0.3%
8,800,000	EUR	UBS AG, 7.152% due 12/21/2017 (f)	13,437,831
8,892,000	USD	UBS Preferred Funding Trust V, 6.243% due 5/15/2016 (f)	9,514,440

			22,952,271

United Kingdom — 0.2%
19,300,000	USD	Inmarsat Finance Plc, 7.375% due 12/1/2017 (e)	20,168,500

United States — 2.0%
6,070,000	USD	Brandywine Operating Partnership, LP, 5.7% due 5/1/2017	6,681,668

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2013

Principal
Amount		Description	Fair Value

United States — 2.0% (continued)
18,309,000	USD	Cloud Peak Energy Resources LLC, 8.5% due 12/15/2019	$19,956,810
24,975,000	USD	Intelsat Luxembourg SA, 7.75% due 6/1/2021 (e)	26,879,344
3,418,000	USD	Leucadia National Corp., 8.125% due 9/15/2015	3,802,525
6,961,000	USD	MetroPCS Wireless Inc., 7.875% due 9/1/2018	7,491,776
197,125	USD	MFA Financial Inc., 8% due 4/15/2042 (g)	4,829,563
37,016,000	USD	Mohawk Industries Inc., 6.125% due 1/15/2016 (h)	40,671,330
31,121,000	USD	QVC Inc., 7.5% due 10/1/2019 (e)	33,547,006
38,288,000	USD	Sealed Air Corp., 8.125% due 9/15/2019 (e)	43,169,720
6,660,000	USD	Vulcan Materials Co., 7% due 6/15/2018	7,609,050

			194,638,792

		TOTAL CORPORATE NOTES & BONDS
		(Cost — $547,619,423)	637,916,459

SOVEREIGN GOVERNMENT BONDS — 5.6%
Hong Kong — 0.9%
669,700,000	HKD	Government of Hong Kong, 1.52% due 12/21/2015	88,338,597

Singapore — 4.6%
		Government of Singapore:
146,342,000	SGD	3.625% due 7/1/2014	117,889,413
194,412,000	SGD	2.875% due 7/1/2015	159,916,368
188,328,000	SGD	3.75% due 9/1/2016	162,496,344

			440,302,125

Taiwan — 0.1%
349,300,000	TWD	Government of Taiwan, 2% due 7/20/2015	11,959,003

		TOTAL SOVEREIGN GOVERNMENT BONDS
		(Cost — $537,627,723)	540,599,725

Ounces

COMMODITIES — 3.0%
241,720		Gold Bullion (b)	291,115,902

		TOTAL COMMODITIES
		(Cost — $357,329,936)	291,115,902

Principal
Amount

SHORT-TERM INVESTMENTS — 31.6%
Commercial Paper — 27.6%
		Abbott Laboratories:
14,300,000	USD	0.06% due 1/27/2014 (e)	14,299,380
17,600,000	USD	0.08% due 2/20/2014 (e)	17,598,044
7,000,000	USD	American Honda Finance Corp., 0.06% due 1/8/2014 (e)	6,999,918
		Coca-Cola Co.:
43,100,000	USD	0.05% due 1/3/2014 (e)	43,099,880
38,700,000	USD	0.06% due 1/7/2014 (e)	38,699,613
50,000,000	USD	0.06% due 1/10/2014 (e)	49,999,250
25,800,000	USD	0.05% due 1/16/2014 (e)	25,799,463
25,000,000	USD	0.05% due 1/30/2014 (e)	24,998,993
10,000,000	USD	0.07% due 2/21/2014 (e)	9,999,008
		Consolidated Edison Co. Inc.:
69,600,000	USD	0.18% due 1/3/2014 (e)	69,599,304
85,000,000	USD	0.17% due 1/6/2014 (e)	84,997,993
40,500,000	USD	0.18% due 1/7/2014 (e)	40,498,785

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2013

Principal
Amount		Description	Fair Value

Commercial Paper — 27.6% (continued)
		Consolidated Edison Co. Inc. (continued)
76,600,000	USD	0.18% due 1/8/2014 (e)	$76,597,319
25,400,000	USD	0.18% due 1/9/2014 (e)	25,398,984
25,000,000	USD	0.18% due 1/13/2014 (e)	24,998,500
13,500,000	USD	Dover Corp., 0.05% due 1/2/2014 (e)	13,499,981
		Electricité de France SA:
4,000,000	USD	0.21% due 1/10/2014 (e)	3,999,790
33,800,000	USD	0.08% due 1/13/2014 (e)	33,799,099
		GDF Suez SA:
34,000,000	USD	0.17% due 1/8/2014 (e)	33,998,876
15,000,000	USD	0.18% due 1/10/2014 (e)	14,999,325
50,000,000	USD	0.18% due 1/15/2014 (e)	49,996,500
		Google Inc.:
58,000,000	USD	0.04% due 1/8/2014 (e)	57,999,549
39,500,000	USD	0.07% due 2/13/2014 (e)	39,496,697
157,200,000	USD	Merck & Co. Inc., 0.07% due 2/13/2014 (e)	157,186,856
		Nestlé Capital Corp.:
18,800,000	USD	0.02% due 1/14/2014 (e)	18,799,864
50,000,000	USD	0.04% due 1/14/2014 (e)	49,999,278
25,000,000	USD	0.01% due 1/15/2014 (e)	24,999,903
40,000,000	USD	0.09% due 2/11/2014 (e)	39,995,900
8,800,000	USD	0.06% due 3/6/2014 (e)	8,798,999
		Nestle Finance International Ltd.:
61,000,000	USD	0.08% due 2/19/2014	60,993,358
49,100,000	USD	0.08% due 2/20/2014	49,094,544
		Orange & Rockland Utilities Inc.:
10,000,000	USD	0.18% due 1/6/2014 (e)	9,999,750
10,000,000	USD	0.18% due 1/8/2014 (e)	9,999,650
		Philip Morris International Inc.:
50,000,000	USD	0.07% due 1/22/2014 (e)	49,997,958
50,000,000	USD	0.07% due 1/23/2014 (e)	49,997,861
25,000,000	USD	0.06% due 1/24/2014 (e)	24,999,042
25,000,000	USD	0.06% due 1/28/2014 (e)	24,998,875
25,000,000	USD	0.07% due 1/28/2014 (e)	24,998,688
50,000,000	USD	0.09% due 2/4/2014 (e)	49,995,750
		Procter & Gamble Co.:
25,900,000	USD	0.05% due 1/24/2014 (e)	25,899,173
9,250,000	USD	0.06% due 1/31/2014 (e)	9,249,538
55,000,000	USD	0.07% due 2/26/2014 (e)	54,994,011
119,800,000	USD	0.07% due 2/28/2014 (e)	119,786,489
94,000,000	USD	0.1% due 3/24/2014 (e)	93,983,747
		Roche Holding Inc.:
20,000,000	USD	0.02% due 1/9/2014 (e)	19,999,911
45,000,000	USD	0.02% due 1/27/2014 (e)	44,999,350
25,000,000	USD	0.02% due 1/28/2014 (e)	24,999,625
22,400,000	USD	0.02% due 1/29/2014 (e)	22,399,652
65,000,000	USD	0.02% due 1/30/2014 (e)	64,998,953
25,000,000	USD	0.03% due 2/10/2014 (e)	24,999,167
		Shell International Finance BV:
44,800,000	USD	0.05% due 1/21/2014 (e)	44,798,756
30,000,000	USD	0.06% due 1/31/2014 (e)	29,998,500
79,000,000	USD	0.06% due 2/3/2014 (e)	78,995,655

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2013

Principal
Amount		Description	Fair Value

Commercial Paper — 27.6% (continued)
		Siemens Capital Co. LLC:
22,300,000	USD	0.1% due 1/27/2014 (e)	$22,298,389
50,000,000	USD	0.08% due 1/30/2014 (e)	49,996,778
22,200,000	USD	0.12% due 3/26/2014 (e)	22,191,351
		Vodafone Group Plc:
5,000,000	USD	0.3% due 1/2/2014 (e)	4,999,958
2,500,000	USD	0.3% due 1/3/2014 (e)	2,499,958
		Wal-Mart Stores, Inc.:
46,400,000	USD	0.05% due 1/6/2014 (e)	46,399,678
34,700,000	USD	0.05% due 1/13/2014 (e)	34,699,422
49,900,000	USD	0.06% due 1/21/2014 (e)	49,898,337
50,000,000	USD	0.04% due 1/27/2014 (e)	49,998,556
30,000,000	USD	0.03% due 1/28/2014 (e)	29,999,325
		Walt Disney Co.:
121,600,000	USD	0.06% due 2/27/2014 (e)	121,588,448
97,480,000	USD	0.06% due 2/28/2014 (e)	97,470,577

			2,648,373,831

Treasury Bills — 0.4%
34,300,000	USD	United States Treasury Bill, due 3/6/2014 (i)	34,296,536

Shares

Investment Company — 3.6%
342,200,000	USD	Dreyfus Treasury Prime Cash Management Fund, 0.00% (j)	342,200,000

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $3,024,867,814)	3,024,870,367

		TOTAL INVESTMENTS — 99.7% (Cost — $8,244,220,744)	9,558,538,028
		Other Assets In Excess of Liabilities — 0.3%	29,919,448

		TOTAL NET ASSETS — 100.0%	$9,588,457,476

Schedule of Written Put Options
		Expiration	Strike
Contracts	Description	Date	Price	Value

(327)	Apple, Inc.	1/17/2015	$430.00	$(538,733)
(422)	Apple, Inc.	1/17/2015	440.00	(799,690)

	Total Written Put Options
	(Premiums received — $5,976,952)			$(1,338,423)

The IVA Worldwide Fund had the following open forward foreign currency contracts at December 31, 2013:

							NET
		SETTLEMENT					UNREALIZED
FOREIGN		DATES	LOCAL CURRENCY		USD	USD VALUE AT	APPRECIATION/
CURRENCY	COUNTERPARTY	THROUGH	AMOUNT		EQUIVALENT	DECEMBER 31, 2013	(DEPRECIATION)

Contracts to Sell:
euro	State Street Bank & Trust Co.	03/06/2014	EUR	337,691,000	457,783,459	$464,551,165	$(6,767,706)
Japanese yen	State Street Bank & Trust Co.	03/06/2014	JPY	42,533,800,000	413,055,621	404,007,049	9,048,572
South Korean won	State Street Bank & Trust Co.	02/06/2014	KRW	123,233,200,000	115,830,844	117,030,281	(1,199,437)

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$1,081,429

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2013

Abbreviations used in this schedule:
ADR	–	American Depositary Receipt
EUR	–	euro
HKD	–	Hong Kong dollar
JPY	–	Japanese yen
KRW	–	South Korean won
NV	–	Non-voting
SGD	–	Singapore dollar
TWD	–	Taiwan dollar
USD	–	United States dollar

(a)	Security is deemed illiquid. As of December 31, 2013, the value of these illiquid securities amounted to 1.3% of total net assets.
(b)	Non-income producing investment.
(c)	Issuer of the security is an affiliate of the IVA Worldwide Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA Worldwide Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates
	SHARES HELD AT	SHARE	SHARE	SHARES HELD AT	FAIR VALUE AT	REALIZED	DIVIDEND
SECURITY	SEPTEMBER 30, 2013	ADDITIONS	REDUCTIONS	DECEMBER 31, 2013	DECEMBER 31, 2013	(LOSS)	INCOME*

Cosel Co., Ltd.	2,535,700	—	301,700	2,234,000	$ 25,955,606	$(795,549)	$242,046
Icom Inc.	944,700	—	—	944,700	22,837,367	—	—
Miura Co., Ltd.	3,128,504	—	—	3,128,504	78,223,463	—	—
Net 1 U.E.P.S.
Technologies Inc.	6,006,359	—	—	6,006,359	52,435,514	—	—
Spansion, Inc.,
Class ‘A’	3,645,033	—	—	3,645,033	50,629,508	—	—

Total					$230,081,458	$(795,549)	$242,046

*	Dividend income is net of withholding taxes.

(d)	Cumulative redeemable preferred stock. The date shown represents the first optional call date.
(e)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.
(f)	Fixed-to-float perpetual bond. The security has no maturity date. The date shown represents the next call date.
(g)	Senior unsecured note. The first call date is April 15, 2017.
(h)	Variable rate security. The interest rate shown reflects the rate currently in effect.
(i)	This security is held at the custodian as collateral for written put options. As of December 31, 2013, portfolio securities valued at $34,296,536 were segregated to cover collateral requirements.
(j)	Rate disclosed is the daily yield on December 31, 2013. The yield on December 31, 2013 is less than 0.005%.

Sector Allocation (As a Percent of Total Net Assets)

Technology	10.0%
Consumer Discretionary	9.6%
Energy	7.7%
Holding Company	7.2%
Consumer Staples	7.0%
Industrials	6.5%
Sovereign Government Bonds	5.6%
Financials	4.6%
Health Care	3.5%
Gold	3.0%
Telecommunication Services	1.3%
Materials	1.2%
Utilities	0.8%
Real Estate	0.1%
Short-Term Investments	31.6%
Other^	0.3%

^ Other represents unrealized gains and losses on forward foreign currency contracts, written put options and other assets and liabilities.

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2013

Shares	Description	Fair Value

COMMON STOCKS — 55.3%
Argentina — 0.0%
871	Nortel Inversora SA, Series ‘B’, ADR	$17,333

Australia — 0.1%
1,337,089	Programmed Maintenance Services Ltd.	4,178,604

Belgium — 0.4%
125,166	Sofina SA	14,255,675

Brazil — 0.8%
1,967,896	Itaú Unibanco Holding SA, ADR	26,704,349

China — 2.8%
39,557,030	Clear Media Ltd. (a)(b)	33,872,649
11,394,000	Digital China Holdings Ltd.	13,430,118
27,368,000	Phoenix Satellite Television Holdings Ltd.	9,917,604
51,402,000	Springland International Holdings Ltd.	26,449,064
12,132,000	Uni-President China Holdings Ltd.	12,422,537

		96,091,972

Finland — 0.4%
421,710	Kesko Oyj, ‘B’ Shares	15,554,307

France — 14.8%
975,507	Alten	44,286,144
44,290	Bolloré	25,995,667
390	Bolloré NV (c)	224,267
310,700	Cap Gemini SA	20,999,626
323,157	Carrefour SA	12,807,972
105,330	Ciments Français SA	8,011,655
517,541	CNP Assurances	10,608,514
218,598	Danone	15,733,939
693,218	Eutelsat Communications SA	21,614,694
29,687	Financière de l’Odet SA	33,627,975
492,993	Financière Marc de Lacharriere SA (a)	31,468,951
1,774,974	GDF Suez SA	41,743,094
45,910	ID Logistics Group SA (c)	3,622,132
471,881	Lagardère SCA	17,540,476
73,288	Robertet SA (a)	18,148,006
298,912	Séché Environnement SA	11,550,975
226,778	Securidev SA (a)(b)	10,669,660
2,181,095	Societe d’Edition de Canal Plus	18,603,292
347,174	Sodexo SA	35,170,983
421,586	Teleperformance	25,690,019
482,674	Thales SA	31,075,870
787,575	Total SA, ADR	48,254,720
827,045	Vivendi SA	21,793,894

		509,242,525

Germany — 0.8%
196,582	Siemens AG	26,859,764

Hong Kong — 1.8%
8,487,500	APT Satellite Holdings Ltd.	10,091,788
1,810,000	Asia Satellite Telecommunications Holdings Ltd.	6,769,147
27,132,261	Hongkong & Shanghai Hotels Ltd.	36,809,433
13,962,000	Midland Holdings Ltd.	6,734,055

		60,404,423

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2013

Shares	Description	Fair Value

India — 0.3%
1,013,177	Dewan Housing Finance Corp. Ltd.	$3,480,723
17,614,307	South Indian Bank Ltd.	5,780,784

		9,261,507

Indonesia — 0.3%
191,348,000	PT Bank Bukopin Tbk	9,749,686

Japan — 17.0%
295,600	Arcs Co. Ltd.	5,665,938
821,800	As One Corp.	19,354,096
2,134,000	Astellas Pharma Inc.	126,444,582
1,058,500	Azbil Corp.	24,680,862
60,900	The Bank of Okinawa Ltd.	2,415,840
722,800	Benesse Holdings Inc.	29,033,134
71,400	Canon Inc.	2,272,692
1,286,400	Cosel Co., Ltd. (a)	14,945,968
864,500	Daiichikosho Co., Ltd.	24,444,124
1,401,300	Hi Lex Corp.	32,844,529
650,000	Icom Inc. (a)	15,713,230
349,340	Kose Corp.	11,097,333
95,400	Medikit Co., Ltd. (a)	2,753,552
174,500	Meitec Corp.	4,732,154
184,800	Milbon Co., Ltd.	7,233,939
1,497,276	Miura Co., Ltd.	37,437,099
251,800	Nifco Inc.	6,676,175
598,200	Nitto Kohki Co., Ltd.	10,738,856
843,100	NTT DoCoMo, Inc.	13,852,263
575,800	Okinawa Cellular Telephone Co.	15,086,777
280,200	Pola Orbis Holdings Inc.	10,011,690
1,101,000	San-A Co., Ltd.	30,109,515
129,900	Sankyo Co., Ltd.	5,993,847
379,000	Secom Co., Ltd.	22,887,316
10,600	Secom Joshinetsu Co., Ltd.	256,554
353,900	Shingakukai Co., Ltd.	1,460,148
306,950	Shofu Inc.	2,553,458
4,500	SK Kaken Co., Ltd.	273,537
190,900	Sugi Holdings Co., Ltd.	7,759,164
172,800	Techno Medica Co., Ltd.	3,477,079
394,300	Temp Holdings Co., Ltd.	10,485,248
2,065,500	Toho Co., Ltd.	45,457,081
521,700	Transcosmos Inc.	10,004,154
4,372,100	Yahoo Japan Corp.	24,353,223

		582,505,157

Malaysia — 2.9%
74,143,900	Genting Malaysia Berhad	99,145,255

Mexico — 0.1%
218,002	Corporativo Fragua, SAB de CV	3,920,747

Netherlands — 0.1%
18,272	Hal Trust NV	2,601,657

Norway — 0.5%
2,142,539	Orkla ASA	16,745,691

Singapore — 1.0%
5,455,420	Haw Par Corp. Ltd. (a)	34,973,135

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2013

Shares		Description	Fair Value

South Africa — 0.7%
2,720,423		Net 1 U.E.P.S. Technologies Inc. (b)(c)	$23,749,293

South Korea — 3.8%
184,455		E-Mart Co., Ltd.	46,757,456
61,768		Fursys Inc.	1,811,406
1,446,230		Kangwon Land, Inc.	42,439,796
13,410		Lotte Chilsung Beverage Co., Ltd.	19,384,244
11,268		Lotte Confectionery Co., Ltd.	20,416,925

			130,809,827

Switzerland — 5.1%
23,288		APG SGA SA	6,497,509
1,862,826		Nestlé SA	136,746,230
55,573		Schindler Holding AG	8,201,422
1,212,065		UBS AG	23,090,226

			174,535,387

Taiwan — 0.3%
4,820,000		Taiwan Secom Co., Ltd.	12,097,103

United Kingdom — 1.3%
934,088		Avanti Communications Group Plc (c)	3,820,603
4,043,284		Millennium & Copthorne Hotels Plc	40,172,855

			43,993,458

		TOTAL COMMON STOCKS
		(Cost — $1,467,868,078)	1,897,396,855

PREFERRED STOCK — 0.0%
Switzerland — 0.0%
42,664	USD	UBS Preferred Funding Trust IV, Series ‘D’, 0.864% due 1/30/2014 (d)	644,226

		TOTAL PREFERRED STOCK
		(Cost — $684,965)	644,226

RIGHTS — 0.0%
Indonesia — 0.0%
57,780,092		PT Bank Bukopin Tbk 1/7/2014 (c)(e)	4,748

		TOTAL RIGHTS
		(Cost — $0)	4,748

Principal
Amount

CORPORATE NOTES & BONDS — 6.3%
France — 3.4%
		Wendel:
23,950,000	EUR	4.875% due 5/26/2016 (f)	35,260,950
36,400,000	EUR	4.375% due 8/9/2017	53,712,938
17,000,000	EUR	6.75% due 4/20/2018	27,105,171

			116,079,059

Norway — 1.5%
9,751,943	USD	Golden Close Maritime Corp. Ltd., 11% due 12/9/2015 (a)	10,276,110
		Stolt-Nielsen Ltd. SA:
107,500,000	NOK	6.41% due 6/22/2016 (a)(g)	18,587,310
77,500,000	NOK	6.39% due 3/19/2018 (a)(g)	13,448,428
62,000,000	NOK	6.66% due 9/4/2019 (a)(g)	10,758,436

			53,070,284

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2013

Principal
Amount		Description	Fair Value

Singapore — 0.4%
7,500,000	SGD	DBS Capital Funding II Corp., 5.75% due 6/15/2018 (h)	$6,269,619
7,750,000	SGD	United Overseas Bank Ltd., 4.9% due 7/23/2018 (h)	6,228,182

			12,497,801

Switzerland — 0.3%
4,400,000	EUR	UBS AG, 7.152% due 12/21/2017 (h)	6,718,916
4,338,000	USD	UBS Preferred Funding Trust V, 6.243% due 5/15/2016 (h)	4,641,660

			11,360,576

United Kingdom — 0.4%
6,376,000	USD	Avanti Communications Group Plc, 10% due 10/1/2019 (f)	6,439,760
7,000,000	USD	Inmarsat Finance Plc, 7.375% due 12/1/2017 (f)	7,315,000

			13,754,760

United States — 0.3%
8,622,000	USD	Intelsat Luxembourg SA, 7.75% due 6/1/2021 (f)	9,279,427

		TOTAL CORPORATE NOTES & BONDS
		(Cost — $192,722,813)	216,041,907

SOVEREIGN GOVERNMENT BONDS — 7.6%
Hong Kong — 1.1%

279,650,000	HKD	Government of Hong Kong, 1.52% due 12/21/2015	36,887,993

Singapore — 6.0%
		Government of Singapore:
100,001,000	SGD	3.625% due 7/1/2014	80,558,276
75,410,000	SGD	2.875% due 7/1/2015	62,029,573
73,093,000	SGD	3.75% due 9/1/2016	63,067,336

			205,655,185

Taiwan — 0.2%
171,000,000	TWD	Government of Taiwan, 2% due 7/20/2015	5,854,536

Thailand — 0.3%
362,607,000	THB	Government of Thailand, 5.25% due 5/12/2014	11,147,770

		TOTAL SOVEREIGN GOVERNMENT BONDS
		(Cost — $261,006,291)	259,545,484

Ounces

COMMODITIES — 3.0%
86,376		Gold Bullion (c)	104,027,413

		TOTAL COMMODITIES
		(Cost — $129,634,748)	104,027,413

Principal
Amount

SHORT-TERM INVESTMENTS — 27.2%
Commercial Paper — 27.2%
8,200,000	USD	Abbott Laboratories, 0.06% due 1/27/2014 (f)	8,199,645
		Coca-Cola Co.:
20,400,000	USD	0.05% due 1/13/2014 (f)	20,399,660
18,300,000	USD	0.05% due 1/15/2014 (f)	18,299,644
24,200,000	USD	0.05% due 1/16/2014 (f)	24,199,496
10,000,000	USD	0.07% due 2/21/2014 (f)	9,999,008

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2013

Principal
Amount		Description	Fair Value

Commercial Paper — 27.2% (continued)
		Consolidated Edison Co. Inc.:
4,400,000	USD	0.18% due 1/3/2014 (f)	$4,399,956
31,000,000	USD	0.17% due 1/6/2014 (f)	30,999,268
15,000,000	USD	0.18% due 1/7/2014 (f)	14,999,550
35,300,000	USD	0.18% due 1/8/2014 (f)	35,298,764
29,000,000	USD	0.18% due 1/9/2014 (f)	28,998,840
25,000,000	USD	0.18% due 1/13/2014 (f)	24,998,500
34,700,000	USD	Electricité de France SA, 0.08% due 1/13/2014 (f)	34,699,075
15,884,000	USD	Florida Power & Light Co., 0.04% due 1/3/2014 (f)	15,883,965
12,400,000	USD	Google Inc., 0.04% due 1/8/2014 (f)	12,399,904
60,000,000	USD	Merck & Co. Inc., 0.07% due 2/13/2014 (f)	59,994,983
		Nestlé Capital Corp.:
15,200,000	USD	0.02% due 1/14/2014 (f)	15,199,890
30,000,000	USD	0.09% due 2/11/2014 (f)	29,996,925
		Nestle Finance International Ltd.:
20,000,000	USD	0.08% due 2/19/2014	19,997,822
23,300,000	USD	0.08% due 2/20/2014	23,297,411
30,000,000	USD	Philip Morris International Inc., 0.08% due 1/17/2014 (f)	29,998,933
10,000,000	USD	Praxair Inc., 0.06% due 2/13/2014	9,999,283
		Procter & Gamble Co.:
29,000,000	USD	0.07% due 2/26/2014 (f)	28,996,842
80,000,000	USD	0.07% due 2/28/2014 (f)	79,990,978
6,000,000	USD	0.1% due 3/24/2014 (f)	5,998,963
		Roche Holding Inc.:
25,000,000	USD	0.02% due 1/10/2014 (f)	24,999,875
20,000,000	USD	0.02% due 1/28/2014 (f)	19,999,700
22,600,000	USD	0.02% due 1/29/2014 (f)	22,599,648
10,000,000	USD	0.02% due 1/30/2014 (f)	9,999,839
		Shell International Finance BV:
50,000,000	USD	0.05% due 1/21/2014 (f)	49,998,611
29,000,000	USD	0.05% due 1/23/2014 (f)	28,999,114
15,000,000	USD	0.06% due 1/31/2014 (f)	14,999,250
17,000,000	USD	0.06% due 2/3/2014 (f)	16,999,065
		Wal-Mart Stores, Inc.:
19,800,000	USD	0.05% due 1/6/2014 (f)	19,799,863
30,600,000	USD	0.06% due 1/21/2014 (f)	30,598,980
13,200,000	USD	0.03% due 1/28/2014 (f)	13,199,703
		Walt Disney Co.:
68,400,000	USD	0.06% due 2/27/2014 (f)	68,393,502
27,520,000	USD	0.06% due 2/28/2014 (f)	27,517,340

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $935,351,466)	935,351,795

		TOTAL INVESTMENTS — 99.4% (Cost — $2,987,268,361)	3,413,012,428
		Other Assets In Excess of Liabilities — 0.6%	20,329,858

		TOTAL NET ASSETS — 100.0%	$3,433,342,286

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2013

The IVA International Fund had the following open forward foreign currency contracts at December 31, 2013:

		SETTLEMENT					NET UNREALIZED
FOREIGN		DATES	LOCAL CURRENCY		USD	USD VALUE AT	APPRECIATION/
CURRENCY	COUNTERPARTY	THROUGH	AMOUNT		EQUIVALENT	DECEMBER 31, 2013	(DEPRECIATION)

Contracts to Sell:
Australian dollar	State Street Bank & Trust Co.	03/06/2014	AUD	808,000	731,418	$718,526	$12,892
euro	State Street Bank & Trust Co.	03/06/2014	EUR	146,531,000	198,604,440	201,578,209	(2,973,769)
Japanese yen	State Street Bank & Trust Co.	03/06/2014	JPY	36,743,100,000	356,678,361	349,004,119	7,674,242
South Korean won	State Street Bank & Trust Co.	02/06/2014	KRW	68,701,000,000	64,620,019	65,242,949	(622,930)

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$4,090,435

Abbreviations used in this schedule:
ADR	–	American Depositary Receipt
AUD	–	Australian dollar
EUR	–	euro
HKD	–	Hong Kong dollar
JPY	–	Japanese yen
KRW	–	South Korean won
NOK	–	Norwegian krone
NV	–	Non-voting
SGD	–	Singapore dollar
THB	–	Thai baht
TWD	–	Taiwan dollar
USD	–	United States dollar

(a)	Security is deemed illiquid. As of December 31, 2013, the value of these illiquid securities amounted to 6.3% of total net assets.
(b)	Issuer of the security is an affiliate of the IVA International Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA International Fund indirectly or directly has ownership of at least 5% of the company's outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates

	SHARES HELD AT	SHARE	SHARE	SHARES HELD AT	FAIR VALUE AT	REALIZED	DIVIDEND
SECURITY	SEPTEMBER 30, 2013	ADDITIONS	REDUCTIONS	DECEMBER 31, 2013	DECEMBER 31, 2013	GAIN/(LOSS)	INCOME*

Clear Media Ltd.	39,557,030	—	—	39,557,030	$33,872,649	—	—
Net 1 U.E.P.S. Technologies Inc.	2,720,423	—	—	2,720,423	23,749,293	—	—
Securidev SA	226,778	—	—	226,778	10,669,660	—	—

Total					$68,291,602	—	—

*	Dividend income is net of withholding taxes.

(c)	Non-income producing investment.
(d)	Floating rate perpetual preferred stock. The rate shown reflects the rate currently in effect. The security has no maturity date. The date shown reflects the next call date.
(e)	The date shown represents the expiration date.
(f)
Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the "1933 Act"). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.

(g)	Variable rate security. The interest rate shown reflects the rate currently in effect.
(h)	Fixed-to-float perpetual bond. The security has no maturity date. The date shown represents the next call date.

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2013

Sector Allocation (As a Percent of Total Net Assets)

Consumer Discretionary	15.6%
Consumer Staples	10.3%
Industrials	9.6%
Sovereign Government Bonds	7.6%
Health Care	5.5%
Technology	5.5%
Financials	4.3%
Holding Company	4.3%
Gold	3.0%
Telecommunication Services	2.8%
Energy	1.7%
Utilities	1.2%
Materials	0.8%
Short-Term Investments	27.2%
Other^	0.6%

^	Other represents unrealized gains and losses in forward foreign currency contracts and other assets and liabilities.

See Notes to Schedule of Investments.

Notes to Schedules of Investments (unaudited)	IVA Funds

Note 1 - Organization and Significant Accounting Policies

IVA Fiduciary Trust (the “Trust”) consists of the IVA Worldwide Fund (the “Worldwide Fund”) and IVA International Fund (the “International Fund”) (each, a “Fund” and, together, the “Funds”). The Worldwide Fund and the International Fund are each a diversified investment portfolio of the Trust, an open-end series management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a Massachusetts business trust. The Funds commenced investment operations on October 1, 2008. The Worldwide Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including U.S. markets. The International Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world.

The following are significant accounting policies followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation of the Funds. The net asset value per share (“NAV”) of a Fund’s shares of a particular class is calculated each day that the New York Stock Exchange (“NYSE”) is open.

Listed equity securities are generally valued at the last sale price on the exchange that is the primary market for such securities. Equity securities listed on the NASDAQ Stock Exchange (“NASDAQ”) are generally valued using the NASDAQ Official Closing Price (“NOCP”). If no sales or NOCPs are reported during the day, equity securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long and short positions, respectively. Over-the-counter (“OTC”) equity securities not listed on NASDAQ are generally valued at the mean of the last available bid and asked quotations on the market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively.

Exchange-traded options are generally valued at the NBBO (National Best Bid and Offer from participant exchanges) reported by the Options Price Reporting Authority. Exchange traded options may also be valued at the mean of the bid and asked quotations on an exchange at closing. OTC options not traded on an exchange are valued at the mean of the bid and asked quotations. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short options, respectively.

Precious metals, including gold bullion, are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.).

Debt securities (except for short-term investments having a maturity of 60 days or less as described below) for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the OTC market in the U.S. or abroad, except that when no asked price is available, debt securities are valued at the last bid price alone. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Short-term investments in other open-end investment companies registered under the 1940 Act are valued at such investment companies’ NAVs as of December 31, 2013.

Forward foreign currency contracts are valued at the current cost of offsetting such contracts.

The value of any investment that is listed or traded on more than one exchange or market is based on the exchange or market determined by International Value Advisers, LLC (the "Adviser") to be the primary trading venue for that investment. A quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for a particular investment may be relied upon in instances where a quotation is not available on the primary exchange or market.

Notes to Schedules of Investments (unaudited)	IVA Funds

The Board of Trustees of the Trust (the “Board”) has established a Pricing and Fair Valuation Committee (the “Committee”) comprised of officers of the Adviser to which it has delegated the responsibility for overseeing the implementation of the Funds’ valuation procedures and fair value determinations made on behalf of the Board. The Committee may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Committee may determine that there has been a significant decrease in the volume and level of activity for an asset or liability whereby transactions or quoted prices may not be determinative of fair value. The Committee may determine the fair value of investments based on information provided by pricing services and other third parties, including broker-dealers and other market intermediaries, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. For securities that do not trade during NYSE hours or securities for which there is a foreign market holiday when the NYSE is open, fair valuation determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Funds.

Fair Value Measurement. The Funds adhere to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 820-10-65 (“ASC 820-10-65”), Fair Value Measurements and Disclosures and Accounting Standards Update No. 2011-04, Fair Value Measurement and Disclosures - Amendments to Achieve Common Fair Value Measurement Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (ASU 2011 – 04). ASC 820-10-65 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ assets and liabilities, and requires additional disclosure about fair value. ASU 2011-04 provides for the disclosure of any transfers between Level 1, Level 2 and Level 3 investments. The hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical investments

•
Level 2 – other significant observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, other observable market data, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Worldwide Fund’s assets and liabilities at fair value:

	Quoted Prices in	Other
	Active Markets	Significant	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
ASSETS	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks:
Foreign	$1,137,893,913	$1,525,092,116	—	$2,662,986,029
United States	2,258,936,516	—	—	2,258,936,516
Preferred stocks	103,611,462	—	—	103,611,462
Convertible preferred stock	38,501,568	—	—	38,501,568
Corporate notes & bonds	4,829,563	633,086,896	—	637,916,459
Sovereign government bonds	—	540,599,725	—	540,599,725
Commodities	291,115,902	—	—	291,115,902
Short-term investments	342,200,000	2,682,670,367	—	3,024,870,367
Unrealized appreciation on open forward foreign currency contracts	—	1,081,429	—	1,081,429

Total assets	$4,177,088,924	$5,382,530,533	—	$9,559,619,457

LIABILITIES

Written put options	$(1,338,423)	—	—	$(1,338,423)

Notes to Schedules of Investments (unaudited)	IVA Funds

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2013, the Worldwide Fund had significant transfers of $1,509,233,111 from Level 1 to Level 2 as a result of significant market movements between the time at which foreign markets closed and the Worldwide Fund valued its securities. For the period ended December 31, 2013 and the year ended September 30, 2013, there were no Level 3 assets or liabilities held in the Worldwide Fund.

The following is a summary of the inputs used in valuing the International Fund’s assets and liabilities at fair value:

	Quoted Prices in
	Active Markets	Other Significant	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs
ASSETS	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks:
Foreign	$929,947,142	$967,449,713	—	$1,897,396,855
Preferred stock	644,226	—	—	644,226
Rights	4,748	—	—	4,748
Corporate notes & bonds	—	216,041,907	—	216,041,907
Sovereign government bonds	—	259,545,484	—	259,545,484
Commodities	104,027,413	—	—	104,027,413
Short-term investments	—	935,351,795	—	935,351,795
Unrealized appreciation on open forward foreign currency contracts	—	4,090,435	—	4,090,435

Total assets	$1,034,623,529	$2,382,479,334	—	$3,417,102,863

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2013, the International Fund had significant transfers of $934,858,015 from Level 1 to Level 2 as a result of significant market movements between the time at which foreign markets closed and the International Fund valued its securities as well as the International Fund using quoted prices in the absence of a last price for some securities. For the period ended December 31, 2013 and the year ended September 30, 2013, there were no Level 3 assets or liabilities held in the International Fund.

Foreign Currency Translation. Portfolio securities and other assets and liabilities initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

Portfolio Transactions. Portfolio transactions are recorded on a trade date basis.

Forward Foreign Currency Contracts. Each Fund engages in buying and selling forward foreign currency contracts to seek to manage the exposure of investments denominated in non-U.S. currencies against fluctuations in relative value. A forward foreign currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, at a price set at the time of the contract.

Notes to Schedules of Investments (unaudited)	IVA Funds

Options Transactions. During the period ended December 31, 2013, the Worldwide Fund had written covered puts on equity securities. Each Fund may write call options to seek to enhance investment return or to hedge against declines in the prices of portfolio securities or may write put options to hedge against increases in the prices of securities which the Fund intends to purchase. A call option is covered if a Fund holds, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by a Fund in cash, treasury bills or other high grade short-term obligations in a segregated account with its custodian). A put option is covered if a Fund maintains cash, treasury bills or other high grade short-term obligations with a value equal to the exercise price in a segregated account with its custodian, or holds on a share-for-share basis a put on the same equity security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written, or lower than the exercise price of the put written if the difference is maintained in a segregated account with its custodian.

Foreign Investment Risk. Each Fund invests in foreign investments. Foreign investments can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the investments in such Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Note 2 - Investments

The cost basis of investments for federal income tax purposes is substantially similar to the cost basis under U.S. GAAP. The following information is as of December 31, 2013.

	Worldwide Fund	International Fund

Cost basis of investments	$8,244,220,744	$2,987,268,361

Gross unrealized appreciation	1,474,614,432	486,126,584

Gross unrealized depreciation	(160,297,148)	(60,382,517)

Net unrealized appreciation	$1,314,317,284	$425,744,067

For the period ended December 31, 2013, written options transactions for the Worldwide Fund were as follows:

	Number of Contracts	Premiums

Written Options, outstanding September 30, 2013	(749)	$(5,976,952)
Options written	—	—
Options exercised	—	—
Options expired	—	—

Written Options, outstanding December 31, 2013	(749)	$(5,976,952)

Note 3 - Derivative Instruments and Hedging Activities

The Funds enter into transactions involving derivative financial instruments in connection with their investing activities. During the period ended December 31, 2013, these instruments included written put options and forward foreign currency contracts. These instruments are subject to various risks similar to non-derivative instruments including market, credit and liquidity risks.

Notes to Schedules of Investments (unaudited)	IVA Funds

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in investments. Specifically, derivative instruments expose a Fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. During the period ended December 31, 2013, the Funds had exposure to OTC derivatives in the form of forward foreign currency contracts.

The Funds adhere to FASB Accounting Standards Codification 815-10-50 (“ASC 815-10-50”), Derivative Instruments and Hedging Activities. ASC 815-10-50 requires enhanced disclosure about a Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on a Fund’s financial positions, performance and cash flow.

The following summary for each Fund is grouped by risk type and provides information about the fair value of derivatives at December 31, 2013.

Worldwide Fund

Risk-Type Category	Type of Derivative Contract	Fair Value

Foreign exchange	Open forward foreign currency contracts	$1,081,429
Equity	Written option contracts	(1,338,423)

Total		$(256,994)

International Fund

Risk-Type Category	Type of Derivative Contract	Fair Value

Foreign exchange	Open forward foreign currency contracts	$4,090,435

During the period ended December 31, 2013, the Worldwide Fund had average notional values of $941,750,140 and $32,629,000 on open forward foreign currency contracts to sell and written put options, respectively.

During the period ended December 31, 2013, the International Fund had an average notional value of $573,677,983 on open forward foreign currency contracts to sell.

Item 2.      Controls and Procedures.

(a)    Within 90 days of the filing date of this Form N-Q, Michael W. Malafronte, the registrant’s President and Principal Executive Officer, and Stefanie J. Hempstead, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Malafronte and Ms. Hempstead determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)    There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.      Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVA FIDUCIARY TRUST

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:	February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Malafronte
Michael W. Malafronte
President and Principal Executive Officer

Date:	February 28, 2014

By:	/s/ Stefanie J. Hempstead
Stefanie J. Hempstead
Treasurer and Principal Financial Officer

Date:	February 28, 2014